Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash on hand and balances with banks	$ 7,780	$ 21,999
Total cash and cash equivalents	$ 7,780	$ 21,999	$ 41,450	$ 34,931